Taxes on Income	12 Months Ended
Dec. 31, 2021
Major components of tax expense (income) [abstract]
Taxes on Income
Note 19 - Taxes on Income

A.	Regional Taxation

Israeli taxation
The tax rate relevant to the Company in the years 2019-2021- 23%.

Luxembourg taxation
Corporate Income Tax rate is 29.22%. Minimum tax payments are made based on the entity’s total assets and are considered as a conditional advance tax payment on corporate income tax due in future tax periods.

Italian taxation
As a rule, corporate income tax (named IRES from 2004) is payable by all resident companies on income from any source, whether earned in Italy or abroad, at the rate of 24%.

Both resident and non-resident companies are subject to regional income tax (IRAP), but only on income arising in Italy at the rate from 0% (for a short period of couple of years) to 4.82%, depending on the Region.

Spanish taxation
As a rule, corporate income tax is payable by all resident companies on income from any source, whether earned in Spain or abroad at the rate of 25%.

The Netherlands taxation
The Dutch corporate income tax rate was 20% on the first EUR 200,000 of taxable profits, and 25% on taxable profits exceeding that amount in 2019. In 2020, the Dutch corporate income tax rate was 16.5% on the first EUR 200,000 of taxable profits, and 25% on taxable profits exceeding that amount. In 2021, the Dutch corporate income tax rate was 15% on the first EUR 245,000 of taxable profits, and 25% on taxable profits exceeding that amount. In 2022 and forward, the Dutch corporate income tax rate will be 15% on the first EUR 395,000 of taxable profits, and 25% on taxable profits exceeding that amount.

Dutch tax laws provide for an Energy Investment Allowance (“EIA”) – a tax advantage for com-panies in the Netherlands that invest in energy-efficient technology that meet the E-ner-gy List requirements, allowing a deduction of 58% in 2017 and 45.5% from 2021 of the investment costs from the corporate income, on top of the usual depreciation. The right to the EIA is declared with the tax return, provided the investment is timely reported to the Dutch En-ter-prise Agency.

B.	Composition of income tax benefit (taxes on income):

	For the year ended December 31
	2021	2020	2019
	€ in thousands
Current tax income (expense)
Current year	(978)	(119)	(741)
Adjustments for prior years, net	-	(4)	(14)
	(978)	(123)	(755)
Deferred tax income
Creation and reversal of temporary differences	3,467	248	1,042

Tax benefit	2,489	125	287

C.	Reconciliation between the theoretical tax on the pre-tax profit and the tax expense:

	2021	2020	2019
	€ in thousands

Profit (loss) before taxes on income	(22,753)	(6,293)	9,497
Primary tax rate of the Company	23%	23%	23%
Tax calculated according to the Company’s primary tax rate	5,233	1,447	(2,184)

Additional tax (tax saving) in respect of:
Different tax rate of foreign subsidiaries	(59)	(576)	(11)
Neutralization of tax calculated in respect of the Company’s share in profits of equity accounted investees	27	351	710
Changes in deferred taxes for tax losses and benefits from previous years for which deferred taxes were not created in the past	-	483	3,681
Change in temporary differences for which deferred tax were not recognized	65	325	(166)
Current year tax losses and benefits for which deferred taxes were not created	(2,770)	(1,910)	(1,740)
Tax benefit (taxes) in respect to previous years and others	(7)	5	(3)

Actual Tax benefit	2,489	125	287

D.	Carry forward tax losses:

As of December 31, 2021, Ellomay Capital Ltd. had available carry forward tax losses, carry forward capital tax losses and deductions aggregating to approximately €12,682 thousand, which have no expiration date.

Deferred taxes of Ellomay Capital Ltd. have not been recognized as the Company’s management currently believes that as the Company has a history of losses it is more likely than not that the deferred tax regarding losses carry forward will not be utilized in the foreseeable future.

Deferred taxes are recognized by operating subsidiaries for unused tax losses, tax benefits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized.

E.	Deferred taxes:

	Financial	Fixed	Swap	Carry- forward tax
	assets	assets	contract	losses	Total
	€ in thousands
Balance of deferred tax asset (liability)
as at January 1, 2021	(7,064)	(1,509)	(168)	4,540	(4,201)
Changes recognized in profit or loss	926	162	-	2,379	3,467
Changes recognized in other comprehensive income	(826)	-	5,568	108	4,850
Balance of deferred tax asset (liability) as at
December 31, 2021	(6,964)	(1,347)	5,400	7,027	4,116

	Financial	Fixed	Swap	Carry- forward tax
	assets	assets	contract	losses	Total
	€ in thousands
Balance of deferred tax asset (liability)
as at January 1, 2020	(6,972)	(1,294)	678	3,406	(4,182)
Changes recognized in profit or loss	(219)	704	-	(237)	248
Changes recognized due to business combination	-	(919)	-	1,407	488
Changes recognized in other comprehensive income	127	-	(846)	(36)	(755)
Balance of deferred tax asset (liability) as at
December 31, 2020	(7,064)	(1,509)	(168)	4,540	(4,201)